Income tax	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax	Income tax:
The Company is tax resident in the United Kingdom and consists of its vessel leasing and mobile power generation segments. The effective tax rate for its containership segment is nominal, primarily due to international shipping reciprocal exemptions.
(a)Continued operations:
Net earnings before income taxes for the year ended December 31, 2024 relates only to the foreign jurisdictions. Similarly, the Company’s income tax expense from continuing operations for the year ended December 31, 2024 related only to foreign jurisdictions and consists of the following:

	2024
Current tax	Domestic	Foreign	Total
Current tax expense	$—	$0.2	$0.2
Deferred tax
Deferred tax expense	—	1.2	1.2
Total tax expense	$—	$1.4	$1.4

	2023
Current tax	Domestic	Foreign	Total
Current tax expense	$—	$2.2	$2.2
Deferred tax
Deferred tax expense	—	(0.2)	(0.2)
Total tax expense	$—	$2.0	$2.0
The continuing operations of the Company is subject to nominal income taxes primarily due to international shipping reciprocal exemptions for the vessel leasing segment. For the year ended December 31, 2024 and December 31, 2023, the reconciliation between the effective tax rate of 0.21% and 0.47%, respectively, and the statutory UK income tax rate of 25.00% is as follows:

	2024	2023
Computed “Expected” tax expense:
Computed tax expense on income from continuing operations	$167.0	$98.4
Increase (reduction) in income taxes resulting from:
Certain income from containership leasing segment that is exempt from tax	(172.1)	(99.6)
Change in valuation allowance	6.6	(5.1)
Foreign tax rate differential	1.6	0.3
Other, net	(1.7)	8.0
	$1.4	$2.0
17.    Income tax (continued):
The deferred tax assets and liabilities related to continuing operations were as follows for the year ended December 31, 2024 and December 31, 2023:

	2024	2023
Deferred tax assets
Tax losses carried forward	9.7	7.5
Valuation allowance	(9.7)	(3.1)
	—	4.4
Deferred tax liabilities
Depreciation	(3.4)	(2.1)
Other timing differences	—	(4.4)
	(3.4)	(6.5)
Net deferred tax liability	(3.4)	(2.1)
As at December 31, 2024, the Company has tax losses carried forward of $50,686,000 (2023 – $39,537,000) from continuing operation that do not expire.
(b)Discontinued operations:
The APR Asset Sale closed on December 31, 2024. As the sale was an asset sale the Company continues to own entities that formerly operated the business. These entities have the following deferred tax assets and liabilities:

Deferred tax assets	2024	2023
Decommission provisions	$—	$0.8
Reserves and accrued expenses	4.8	28.6
Tax losses carried forward	24.9	136.0
Interest allowance	35.0	35.0
Deferred revenue	0.6	0.7
Valuation allowance	(65.1)	(176.8)
	$0.2	$24.3

Deferred tax liabilities	2024	2023
Deferred job costs	$—	$(3.3)
Accelerated asset costs	—	(2.0)
Depreciation	—	(15.7)
Other timing differences	(0.2)	(2.1)
	$(0.2)	$(23.1)

Net deferred tax asset	$—	$1.2
17.    Income tax (continued):
The Company expects that the entities that formally carried on the APR Energy business will be wound up and the deferred tax assets listed above will cease to exist.
As at December 31, 2024, in respect of discontinued operations, the Company has foreign tax losses carried forward of $124,216,000 (2023 – $552,152,000), of which nil (2023 - $3,643,000) is recognized as a deferred tax asset. No deferred tax asset is recognized on foreign tax losses of $124,216,000 on the basis that no tax benefit is expected to arise in the jurisdictions where the tax losses occurred. The material tax losses carried forward generally have no expiry date. The Company’s ability to utilize the net operating loss and tax credit carry forward may be subject to restriction in the event of past or future ownership changes as defined in Section 382 of the Internal Revenue Code and similar tax law. Tax years that remain open to examination by some of the major jurisdictions in which the Company is subject to tax range from two to four years.
The Company recognized $37,700,000 of income tax expense in respect of discontinued operations during 2024. $19,950,000 related to the increase in uncertain tax positions while the reminder relates to the discontinued operations and sale of the assets.
As at December 31, 2024, the Company had income tax payable of $106,600,000 (2023 –$77,600,000) related to discontinued operations. This balance includes cash taxes payable and a reserve for global uncertain tax positions.
The Company’s uncertain tax positions relate primarily to items that were acquired as part of the APR Energy acquisition. A significant portion of these items are indemnified and a corresponding indemnification asset has been recorded. The Company does not presently anticipate that its provisions for these uncertain tax positions will significantly increase in the next 12 months. The Company reviews its tax obligations regularly and may update its assessment of its tax positions based on available information at the time.
Certain historical tax matters are under discussion with tax authorities which may result in additional taxes, interest or penalties. As the outcome and amounts related to these discussions are uncertain, the Company has not accrued any amounts as of December 31, 2024.
The following table summarizes the activity related to the Company’s unrecognized tax benefits:

	2024	2023
Opening balance as at January 1,	$82.0	$80.3
Increase in uncertain tax positions	19.9	1.7
Ending balance as at December 31,	$101.9	$82.0
The Company recognizes interest expense and penalties related to unrecognized tax benefits as income tax expense. The Company had interest or penalties accrued in the consolidated balance sheet at December 31, 2024 and December 31, 2023.